JPMorgan US Research Enhanced Equity Fund Expense Example - R6 Shares [Member] - JPMorgan US Research Enhanced Equity Fund - Class R6	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	98
Expense Example, with Redemption, 5 Years	177
Expense Example, with Redemption, 10 Years	$ 410